Equity Transactions - Distribution policy (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	11 Months Ended
	Nov. 27, 2018	Dec. 31, 2018	Nov. 26, 2018
IDRs
Amount paid in exchange of waiving of rights to holders of existing IDRs	$ 25,000
Minimum Quarterly Distribution | GasLog Partners LP | Common shares/units
Marginal percentage interest in distributions		98.00%	98.00%
Minimum Quarterly Distribution | GasLog Partners LP | General partner units
Marginal percentage interest in distributions		2.00%	2.00%
Minimum Quarterly Distribution | GasLog Partners LP | IDRs
Marginal percentage interest in distributions		0.00%	0.00%
Minimum Quarterly Distribution | GasLog Partners LP | Maximum
Total Quarterly Distribution Target Amount		$ 0.375	$ 0.375
First Target Distribution | GasLog Partners LP | Common shares/units
Marginal percentage interest in distributions		98.00%	98.00%
First Target Distribution | GasLog Partners LP | General partner units
Marginal percentage interest in distributions		2.00%	2.00%
First Target Distribution | GasLog Partners LP | IDRs
Marginal percentage interest in distributions		0.00%	0.00%
First Target Distribution | GasLog Partners LP | Minimum
Total Quarterly Distribution Target Amount		$ 0.375	$ 0.375
First Target Distribution | GasLog Partners LP | Maximum
Total Quarterly Distribution Target Amount		$ 0.43125	$ 0.43125
Second Target Distribution | GasLog Partners LP | Common shares/units
Marginal percentage interest in distributions		85.00%	85.00%
Second Target Distribution | GasLog Partners LP | General partner units
Marginal percentage interest in distributions		2.00%	2.00%
Second Target Distribution | GasLog Partners LP | IDRs
Marginal percentage interest in distributions		13.00%	13.00%
Second Target Distribution | GasLog Partners LP | Minimum
Total Quarterly Distribution Target Amount		$ 0.43125	$ 0.43125
Second Target Distribution | GasLog Partners LP | Maximum
Total Quarterly Distribution Target Amount		$ 0.46875	$ 0.46875
Third Target Distribution | GasLog Partners LP | Common shares/units
Marginal percentage interest in distributions			75.00%
Third Target Distribution | GasLog Partners LP | General partner units
Marginal percentage interest in distributions			2.00%
Third Target Distribution | GasLog Partners LP | IDRs
Marginal percentage interest in distributions			23.00%
Third Target Distribution | GasLog Partners LP | Minimum
Total Quarterly Distribution Target Amount			$ 0.46875
Third Target Distribution | GasLog Partners LP | Maximum
Total Quarterly Distribution Target Amount			$ 0.5625
Thereafter | GasLog Partners LP | Common shares/units
Marginal percentage interest in distributions		75.00%	50.00%
Thereafter | GasLog Partners LP | General partner units
Marginal percentage interest in distributions		2.00%	2.00%
Thereafter | GasLog Partners LP | IDRs
Marginal percentage interest in distributions		23.00%	48.00%
Thereafter | GasLog Partners LP | Minimum
Total Quarterly Distribution Target Amount		$ 0.46875	$ 0.5625